Acquisition of Gateway (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition of Gateway [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

Pro Forma Information [Table Text Block]

(in '000s, except per share information)	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Revenue	$11,287	$23,189
Net income/(loss)	$77	$(12)
Basic earnings per share (1)	$(0.02)	$(0.05)
Diluted earnings per share (1)	$(0.02)	$(0.05)

(in '000s)
Year Ended December 31,	2012	2011
Revenue	$53,708	$56,361
Net income	$(1,346)	$(4,392)

Schedule of Purchase Price Allocation [Table Text Block]

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Accounts receivable and other assets	8,694
Reinsurance recoverables	6,352
Intangible assets	740
Property and equipment	923
Value of business acquired	1,233
Total Assets	$63,363

Claims liabilities	$36,209
Unearned premiums	9,601
Due to reinsurers and other insurers	286
Accounts payable and other liabilities	2,985
Total Liabilities	$49,081

Net assets acquired	$14,282
The acquisition of Gateway resulted in the recognition of intangible assets, comprised entirely of state insurance licenses valued at $740,000. The state insurance licenses are considered to have an infinite life and will not be amortized, but will be evaluated for impairment at least annually. Thus, Atlas recognized no amortization expense during the six month period ended June 30, 2013 related to intangible assets acquired in the Gateway transaction.
Atlas incurred $406,000 in legal and professional fee expenses related to the transaction during the six month period ended June 30, 2013, all in the first quarter. Atlas also incurred $337,000 in one-time employee termination costs during the six month period ended June 30, 2013, plans for which were formulated in the same period. This expense is included in "Other Underwriting Expenses" on the Statement of Income and Comprehensive Income. The objective of the restructuring is to eliminate managerial and staff positions deemed duplicative subsequent to the acquisition. Activity related to this plan in the six month period ended June 30, 2013 follows (in '000s):

Employee Termination Costs
Balance - beginning of period	$—
Recognized in earnings	337
Spending	(211)
Balance - end of period	$126

(in '000s)
Purchase Consideration
Cash	$12,282
Preferred stock	2,000
Total	$14,282

Allocation of Purchase Price

Cash and investments	$45,421
Other current assets	17,273
Property and equipment	195
Deferred policy acquisition costs	685
Total Assets	$63,574

Claims liabilities	$36,209
Unearned premiums	9,601
Accounts payable and other liabilities	3,482
Total Liabilities	$49,292

Net assets acquired	$14,282